Income Taxes - Schedule of Effective Tax Rate of Income Tax Benefit Differs from Federal Statutory Rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	(7.70%)	4.40%
Stock-based compensation	(1.20%)	(1.90%)
Loss on extinguishment of debt	(1.50%)	(3.90%)
Other nondeductible expenses/(nontaxable income)	(3.00%)	(2.80%)
Change in valuation allowance	(7.60%)	(16.80%)
Income tax benefit	0.00%	0.00%